                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                      GT GLOBAL VARIABLE INVESTMENT SERIES
                          GT GLOBAL MONEY MARKET FUND
                        GT GLOBAL VARIABLE AMERICA FUND
                         GT GLOBAL VARIABLE EUROPE FUND
                     GT GLOBAL VARIABLE INTERNATIONAL FUND
                      GT GLOBAL VARIABLE NEW PACIFIC FUND

                      GT GLOBAL VARIABLE INVESTMENT TRUST
                    GT GLOBAL VARIABLE EMERGING MARKETS FUND
                GT GLOBAL VARIABLE GLOBAL GOVERNMENT INCOME FUND
                    GT GLOBAL VARIABLE GROWTH & INCOME FUND
                     GT GLOBAL VARIABLE INFRASTRUCTURE FUND
                     GT GLOBAL VARIABLE LATIN AMERICA FUND
                   GT GLOBAL VARIABLE NATURAL RESOURCES FUND
                    GT GLOBAL VARIABLE STRATEGIC INCOME FUND
                   GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND
                 GT GLOBAL VARIABLE U.S. GOVERNMENT INCOME FUND

                      Supplement dated September 14, 1999
       to the Prospectus dated May 3, 1999, as revised June 22, 1999 and supplemented August 3, 1999 and August 16, 1999

This supplement supersedes and replaces the supplements dated August 3, 1999 and August 16, 1999.

On August 25, 1999, the shareholders of each series portfolio of GT Global Variable Investment Series and GT Global Variable Investment Trust (collectively, the GT Global Variable Investment Funds) approved an Agreement and Plan of Reorganization pursuant to which each of the GT Global Variable Investment Funds would transfer substantially all of its assets to the corresponding series of AIM Variable Insurance Funds, Inc. It is anticipated that the closing of such transactions will become effective as of the close of business on such dates indicated below.

    GT GLOBAL VARIABLE INVESTMENT FUNDS                  AIM VARIABLE INSURANCE FUNDS, INC.             DATE OF CLOSING
    ------------------------------------                 ----------------------------------             ---------------

    GT Global Variable Growth & Income Fund              AIM V.I. Global Growth and Income Fund         October 15, 1999

    GT Global Variable America Fund                      AIM V.I. Capital Appreciation Fund             October 15, 1999

    GT Global Variable International Fund
    GT Global Variable Europe Fund
    GT Global Variable Natural Resources Fund
    GT Global Variable Infrastructure Fund               AIM V.I. International Equity Fund             October 22, 1999
    GT Global Variable New Pacific Fund
    GT Global Variable Latin America Fund
    GT Global Variable Emerging Markets
       Fund

    GT Global Variable Telecommunications                AIM V.I. Telecommunications Fund               October 15, 1999
       Fund

    GT Global Variable Strategic Income Fund
    GT Global Variable Global Government                 AIM V.I. Diversified Income Fund               October 15, 1999
       Income Fund

    GT Global Variable U.S. Government                   AIM V.I. Government Securities Fund            October 15, 1999
       Income Fund

    GT Global Money Market Fund                          AIM V.I. Money Market Fund                     October 15, 1999

The section entitled "FUND MANAGEMENT - INTERNATIONAL FUND" on page 35 of the prospectus should be deleted in its entirety and replaced with the following:

                              "INTERNATIONAL FUND

                                Responsibilities                               Business Experience
     Name/Office                  for the Fund                               During the Past Five Years
     -----------              --------------------                          --------------------------
  Anthony Broccardo             Portfolio Manager       Head of Global Equities and Global Balanced Fund Management since 1999.
                                    since 1999          Mr. Broccardo has been associated with the advisor and/or its affiliates since 1993."

The section entitled "FUND MANAGEMENT - NATURAL RESOURCES FUND" on page 36 of the prospectus should be deleted in its entirety and replaced with the following:

                            "NATURAL RESOURCES FUND


                                Responsibilities                              Business Experience
     Name/Office                  for the Fund                              During the Past Five Years
     -----------              --------------------                          --------------------------
    Derek H. Webb               Portfolio Manager       Portfolio Manager since 1994 and Analyst from 1992 to 1994,
                                    since 1995          INVESCO (NY), Inc.

    Roger Mortimer              Portfolio Manager       Portfolio Manager since 1997 and Assistant Portfolio Manager
                                    since 1999          from 1995 to 1997.

    Michael Yellen              Portfolio Manager       Portfolio Manager since 1996, INVESCO (NY), Inc.  Mr. Yellen has
                                    since 1999          been associated with AIM and/or its affiliates since 1994.

    Derek S. Izuel              Portfolio Manager       Mr. Izuel has been associated with AIM and/or its affiliates since
                                    since 1999          1997. From 1995 to 1997 he was a full time student at the
                                                        University of Michigan.  From 1991 to 1995 he was a software engineer with Bank of America."


The section entitled "FUND MANAGEMENT - GROWTH & INCOME FUND" on page 37 of the prospectus should be deleted in its entirety and replaced with the following:

                             "GROWTH & INCOME FUND


                                Responsibilities                               Business Experience
     Name/Office                  for the Fund                              During the Past Five Years
     -----------              --------------------                          --------------------------
   Anthony Broccardo          Portfolio Manager          Head of Global Equities and Global Balanced Fund Management since
                                  since 1999             1999.  Mr. Broccardo has been associated with the advisor and/or its affiliates since 1993.

     Paul Griffiths           Portfolio Manager          Head of Global Fixed Income (since June 1997) and Portfolio
                                  since 1995             Manager (from 1994 to 1997), INVESCO (NY), Inc. and INVESCO GT
                                                         Asset Management. Global Bond Fund Manager, Lazard Investors,
                                                         from 1993 to 1994.

    Michael McDonagh          Portfolio Manager          Portfolio Manager for GT London since 1992 and for INVESCO Asset
                                  since 1998             Management Ltd. since October 1988.  From 1977 to 1992, was a
                                                         Portfolio Manager for GT Asia.

      John Nadell             Portfolio Manager          Portfolio Manager, INVESCO (NY), Inc. since July 1998.  Portfolio
                                   since 1998            Manager (since 1996) and Investment Analyst (1994 to 1996),
                                                         INVESCO GT Asset Management Japan Ltd. (Tokyo).  Investment
                                                         Analyst, Pacific Equity Management, from 1990 to 1994."

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                      GT GLOBAL VARIABLE INVESTMENT SERIES
                          GT GLOBAL MONEY MARKET FUND
                        GT GLOBAL VARIABLE AMERICA FUND
                         GT GLOBAL VARIABLE EUROPE FUND
                     GT GLOBAL VARIABLE INTERNATIONAL FUND
                      GT GLOBAL VARIABLE NEW PACIFIC FUND

                      GT GLOBAL VARIABLE INVESTMENT TRUST
                    GT GLOBAL VARIABLE EMERGING MARKETS FUND
                GT GLOBAL VARIABLE GLOBAL GOVERNMENT INCOME FUND
                    GT GLOBAL VARIABLE GROWTH & INCOME FUND
                     GT GLOBAL VARIABLE INFRASTRUCTURE FUND
                     GT GLOBAL VARIABLE LATIN AMERICA FUND
                   GT GLOBAL VARIABLE NATURAL RESOURCES FUND
                    GT GLOBAL VARIABLE STRATEGIC INCOME FUND
                   GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND
                 GT GLOBAL VARIABLE U.S. GOVERNMENT INCOME FUND

                      Supplement dated September 14, 1999
                      to the Prospectus dated May 3, 1999,
                  as supplemented May 21, 1999, June 22, 1999,
                       August 3, 1999 and August 16, 1999

This supplement supersedes and replaces the supplements dated August 3, 1999 and August 16, 1999.

On August 25, 1999, the shareholders of each series portfolio of GT Global Variable Investment Series and GT Global Variable Investment Trust (collectively, the GT Global Variable Investment Funds) approved an Agreement and Plan of Reorganization pursuant to which each of the GT Global Variable Investment Funds would transfer substantially all of its assets to the corresponding series of AIM Variable Insurance Funds, Inc. It is anticipated that the closing of such transactions will become effective as of the close of business on such dates indicated below.

    GT GLOBAL VARIABLE INVESTMENT FUNDS                 AIM VARIABLE INSURANCE FUNDS, INC.           DATE OF CLOSING
    ------------------------------------                ----------------------------------           ---------------
    GT Global Variable Growth & Income Fund             AIM V.I. Global Growth and Income Fund       October 15, 1999

    GT Global Variable America Fund                     AIM V.I. Capital Appreciation Fund           October 15, 1999

    GT Global Variable International Fund
    GT Global Variable Europe Fund
    GT Global Variable Natural Resources Fund
    GT Global Variable Infrastructure Fund              AIM V.I. International Equity Fund           October 22, 1999
    GT Global Variable New Pacific Fund
    GT Global Variable Latin America Fund
    GT Global Variable Emerging Markets
       Fund

    GT Global Variable Telecommunications               AIM V.I. Telecommunications Fund             October 15, 1999
       Fund

    GT Global Variable Strategic Income Fund
    GT Global Variable Global Government                AIM V.I. Diversified Income Fund             October 15, 1999
       Income Fund

    GT Global Variable U.S. Government                  AIM V.I. Government Securities Fund          October 15, 1999
       Income Fund

    GT Global Money Market Fund                         AIM V.I. Money Market Fund                   October 15, 1999

The section entitled "FUND MANAGEMENT - INTERNATIONAL FUND" on page 35 of the prospectus should be deleted in its entirety and replaced with the following:

                              "INTERNATIONAL FUND

                                Responsibilities                              Business Experience
     Name/Office                 for the Fund                               During the Past Five Years
     -----------              --------------------                          --------------------------

   Anthony Broccardo           Portfolio Manager         Head of Global Equities and Global Balanced Fund Management since
                                    since 1999           1999. Mr. Broccardo has been associated with the advisor and/or its affiliates since 1993."


The section entitled "FUND MANAGEMENT - NATURAL RESOURCES FUND" on page 36 of the prospectus should be deleted in its entirety and replaced with the following:

                            "NATURAL RESOURCES FUND


                                Responsibilities                              Business Experience
     Name/Office                 for the Fund                               During the Past Five Years
     -----------              --------------------                          --------------------------

    Derek H. Webb               Portfolio Manager        Portfolio Manager since 1994 and Analyst from 1992 to 1994, INVESCO
                                   since 1995            (NY), Inc.

   Roger Mortimer               Portfolio Manager        Portfolio Manager since 1997 and Assistant Portfolio Manager from
                                   since 1999            1995 to 1997.

   Michael Yellen               Portfolio Manager        Portfolio Manager since 1996, INVESCO (NY), Inc.  Mr. Yellen has been
                                   since 1999            associated with AIM and/or its affiliates since 1994.

   Derek S. Izuel               Portfolio Manager        Mr. Izuel has been associated with AIM and/or its affiliates since
                                   since 1999            1997. From 1995 to 1997 he was a full time student at the University of Michigan. From 1991 to 1995 he was a software engineer with Bank of America."

The section entitled "FUND MANAGEMENT - GROWTH & INCOME FUND" on page 37 of the prospectus should be deleted in its entirety and replaced with the following:

                             "GROWTH & INCOME FUND


                                Responsibilities                              Business Experience
     Name/Office                 for the Fund                               During the Past Five Years
     -----------              --------------------                          --------------------------

 Anthony Broccardo                Portfolio Manager        Head of Global Equities and Global Balanced Fund Management since
                                      since 1999           1999. Mr. Broccardo has been associated with the advisor and/or its affiliates since 1993.

   Paul Griffiths                 Portfolio Manager        Head of Global Fixed Income (since June 1997) and Portfolio Manager
                                      since 1995           (from 1994 to 1997), INVESCO (NY), Inc. and INVESCO GT Asset
                                                           Management. Global Bond Fund Manager, Lazard Investors, from 1993 to 1994.

  Michael McDonagh                Portfolio Manager        Portfolio Manager for GT London since 1992 and for INVESCO Asset
                                      since 1998           Management Ltd. since October 1988.  From 1977 to 1992, was a
                                                           Portfolio Manager for GT Asia.


    John Nadell                   Portfolio Manager        Portfolio Manager, INVESCO (NY), Inc. since July 1998.  Portfolio
                                      since 1998           Manager (since 1996) and Investment Analyst (1994 to 1996), INVESCO
                                                           GT Asset Management Japan Ltd. (Tokyo).  Investment Analyst, Pacific
                                                           Equity Management, from 1990 to 1994."